Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2012
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Life insurance premiums	¥104,133	¥107,860	¥116,836	$1,421
Life insurance related investment income	11,305	10,455	11,471	140

	¥115,438	¥118,315	¥128,307	$1,561